UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management, LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     May 9, 2008
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  37
                                         --

Form 13F Information Table Value Total:  $ 281,185
                                         ---------
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12030                Ergon Capital LP
2.        028-12032                Ergon Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6      COL 7      COLUMN 8

                                                                                                                         VOTING
                                                             VALUE     SHRS OR   SH/ PUT/      INVESTMENT      OTHR     AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRM CALL      DISCRETION      MGRS      SHARED
--------------                 --------------     -----     --------   -------   --- ----      ----------      ----      ------
ADTRAN INC                     COM              00738A106     5,221      282,215            SHARED - DEFINED   1,2        282,215
AIRVANA INC                    COM              00950V101     1,574      300,916            SHARED - DEFINED   1,2        300,916
AMEDISYS INC                   COM              023436108     1,542       39,201            SHARED - DEFINED   1,2         39,201
AMERICAN ORIENTAL BIOENGR IN   COM              028731107    10,403    1,284,352            SHARED - DEFINED   1,2      1,284,352
BARRY R G CORP OHIO            COM              068798107     8,778    1,108,315            SHARED - DEFINED   1,2      1,108,315
BLUE COAT SYSTEMS INC          COM NEW          09534T508    38,770    1,759,058            SHARED - DEFINED   1,2      1,759,058
COACH INC                      COM              189754104     1,580       52,394            SHARED - DEFINED   1,2         52,394
CONSTANT CONTACT INC           COM              210313102     8,833      610,000            SHARED - DEFINED   1,2        610,000
DELTA PETE CORP                COM NEW          247907207    24,670    1,094,477            SHARED - DEFINED   1,2      1,094,477
EMERGENCY MEDICAL SVCS CORP    CL A             29100P102     4,793      194,112            SHARED - DEFINED   1,2        194,112
FORCE PROTECTION INC           COM NEW          345203202     2,285    1,136,679            SHARED - DEFINED   1,2      1,136,679
GEORGIA GULF CORP              COM PAR  0.01    373200203     3,812      550,062            SHARED - DEFINED   1,2        550,062
HARSCO CORP                    COM              415864107     6,537      118,045            SHARED - DEFINED   1,2        118,045
HEALTHCARE SVCS GRP INC        COM              421906108     1,416       68,616            SHARED - DEFINED   1,2         68,616
HEELYS INC                     COM              42279M107     2,145      500,000            SHARED - DEFINED   1,2        500,000
HUNT J B TRANS SVCS INC        COM              445658107     2,769       88,108            SHARED - DEFINED   1,2         88,108
JONES APPAREL GROUP INC        COM              480074103    10,857      809,039            SHARED - DEFINED   1,2        809,039
LIQUIDITY SERVICES INC         COM              53635B107     5,870      733,766            SHARED - DEFINED   1,2        733,766
LO-JACK CORP                   COM              539451104     3,326      263,149            SHARED - DEFINED   1,2        263,149
LULULEMON ATHETICA INC         COM              550021109    15,185      534,109            SHARED - DEFINED   1,2        534,109
MAGUIRE PPTYS INC              COM              559775101     2,147      150,000            SHARED - DEFINED   1,2        150,000
MASCO CORP                     COM              574599106     7,239      365,072            SHARED - DEFINED   1,2        365,072
MOTOROLA INC                   COM              620076109    11,057    1,188,897            SHARED - DEFINED   1,2      1,188,897
ODYSSEY HEALTHCARE INC         COM              67611V101    11,378    1,264,271            SHARED - DEFINED   1,2      1,264,271
OFFICE DEPOT INC               COM              676220106     5,262      476,157            SHARED - DEFINED   1,2        476,157
PFIZER INC                     COM              717081103     9,440      451,025            SHARED - DEFINED   1,2        451,025
RADWARE LTD                    ORD              M81873107    11,288    1,104,495            SHARED - DEFINED   1,2      1,104,495
RYANAIR HLDGS PLC              SPONSORED ADR    783513104     6,680      236,220            SHARED - DEFINED   1,2        236,220
SEALED AIR CORP NEW            COM              81211K100     7,649      302,911            SHARED - DEFINED   1,2        302,911
SKECHERS U S A INC             CL A             830566105    14,233      704,256            SHARED - DEFINED   1,2        704,256
SOTHEBYS                       COM              835898107     6,928      239,635            SHARED - DEFINED   1,2        239,635
STARENT NETWORKS CORP          COM              85528P108     2,669      197,732            SHARED - DEFINED   1,2        197,732
THQ INC                        COM NEW          872443403     8,450      387,612            SHARED - DEFINED   1,2        387,612
TITAN MACHY INC                COM              88830R101    11,220      600,000            SHARED - DEFINED   1,2        600,000
TLC VISION CORP                COM              872549100     2,165    1,882,766            SHARED - DEFINED   1,2      1,882,766
YRC WORLDWIDE INC              COM              984249102     1,968      150,000            SHARED - DEFINED   1,2        150,000
ZORAN CORP                     COM              98975F101     1,047       76,667            SHARED - DEFINED   1,2         76,667

SK 23227 0004 872577